Basis of Preparation of the Consolidated Financial Statements - Schedule of Reclassification of Contract Assets and Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Inventories	$ 53,324	$ 27,149	$ 21,808	$ 19,173
Contract assets	420	142	12
Accounts payable (current)	84,225	45,911	41,581
Contract Liabilities (current)	4,996	1,460	14
Accounts Payable (noncurrent)	3,373	185	2,187
Contract liabilities (noncurrent)	$ 1,828	1,470
Previously stated [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Inventories		27,291	21,820
Accounts payable (current)		47,371	41,595
Accounts Payable (noncurrent)		1,655	2,187
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Inventories		(142)	(12)
Contract assets		142	12
Accounts payable (current)		(1,460)	(14)
Contract Liabilities (current)		1,460	$ 14
Accounts Payable (noncurrent)		(1,470)
Contract liabilities (noncurrent)		$ 1,470